Related Party Transactions (Details Narrative) - Ault [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party transactions	$ 340		$ 1,090	$ 1,390
General corporate expenses	$ 0	$ 177	$ 500	$ 4,700